Share-Based Compensation - Schedule of Option Activity Related to Options Granted to Employees, Service Providers and Directors (Details) - Share-based Payment Arrangement, Option [Member] - USD ($)				12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Option Activity Related to Options Granted to Employees, Service Providers and Directors [Line Items]
Number, Options outstanding	102,288	191,892	145,895	10,750	102,288	191,892
Weighted average of exercise Price, Options outstanding	$ 47.13	$ 35.35	$ 48.2	$ 13.07	$ 47.13	$ 35.35
Weighted average remaining contractual life (in years), Options outstanding	7 years 4 months 2 days	8 years 7 months 2 days	9 years 1 month 17 days	6 years 4 months 2 days	7 years 4 months 2 days	8 years 7 months 2 days
Aggregate intrinsic value, Options outstanding
Number, Options exercisable	55,286	55,259		351	55,286	55,259
Weighted average of exercise Price, Options exercisable	$ 66.01	$ 79.79		$ 12.2	$ 66.01	$ 79.79
Weighted average remaining contractual life (in years), Options exercisable				1 year 9 months 18 days	6 years 10 months 13 days	7 years 4 months 20 days
Aggregate intrinsic value, Options exercisable
Number, Options granted					903	58,239
Weighted average of exercise Price, Options granted					$ 2.82	$ 7.75
Weighted average remaining contractual life (in years), Options granted
Aggregate intrinsic value, Options granted
Number, Options forfeited				(91,538)	(90,507)	(12,242)
Weighted average of exercise Price, Options forfeited				$ 51.13	$ 21.7	$ 59.07
Weighted average remaining contractual life (in years), Options forfeited				7 years 5 months 15 days
Aggregate intrinsic value, Options forfeited
Number, Options exercised
Weighted average of exercise Price, Options exercised
Weighted average remaining contractual life (in years), Options exercised
Aggregate intrinsic value, Options exercised